Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes
15.	Income Taxes:

Robin and its subsidiaries are incorporated under the laws of the Republic of the Marshall Islands, but are not subject to income taxes in the Republic of the Marshall Islands. Robin’s ship-owning subsidiaries are subject to registration and tonnage taxes, which have been included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income/(loss).

Pursuant to §883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. Federal income tax on such income if the company meets the following requirements: (a) the company is organized in a foreign country that grants an equivalent exception to corporations organized in the U. S. and (b) either (i) more than 50 percent of the value of the company’s stock is owned, directly or indirectly, by individuals who are “residents” of the company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the U.S. (the “50% Ownership Test”) or (ii) the company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to U.S. corporations, or in the U.S. (the “Publicly Traded Test”). Marshall Islands, the jurisdiction where the Company and its ship-owning subsidiaries are incorporated, grants an equivalent exemption to United States corporations. Therefore, the Company is exempt from United States federal income taxation with respect to U.S.-source shipping income if either the 50% Ownership Test or the Publicly Traded Test is met.

In the Company’s case, it satisfies the Publicly Traded Test because it has obtained an ownership statement from a qualified shareholder who is the ultimate beneficial owner directly and indirectly of 54.3% of its common shares as of the tax period ending December 31, 2024. The shares owned by this qualified shareholder precluded non-qualified shareholders from owning more than 50% of the Company’s issued and outstanding shares during the 2024 tax year. Accordingly, the Company qualifies for the closely held block exception to the Publicly Traded Test as provided for in Treasury Regulation §1.883-2(d)(3)(ii) and has recorded no provision for U.S. source gross transportation income tax in the accompanying consolidated statements of comprehensive income/(loss) for the year ended December 31, 2024. For the year ended December 31, 2023, the Company has recorded a provision of $47,070, for U.S. source gross transportation income tax in the accompanying consolidated statements of comprehensive income/(loss). For the year ended December 31, 2025, the Company has recorded no provision for U.S. source gross transportation income tax in the accompanying consolidated statements of comprehensive income, as there was no transportation of our vessels that begins or ends, but that does not both begin and end, in the United States, under the Code.